Income Taxes - Summary of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,139,566	$ 2,129,655	$ 2,788,084
Current year additions	2,108,356	423,742	249,225
Reversal of valuation allowances	(207,996)	(1,413,831)	(907,654)
Ending balance	$ 3,039,926	$ 1,139,566	$ 2,129,655